Cover Document	Nov. 04, 2026
Document Information [Line Items]
Document Type	8-K
Entity Registrant Name	TIMKEN CO
Entity Central Index Key	0000098362
Amendment Flag	false
Entity File Number	1-1169
Entity Incorporation, State or Country Code	OH
Entity Tax Identification Number	34-0577130
Entity Address, Address Line One	4500 Mount Pleasant Street NW
Entity Address, City or Town	North Canton,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44720-5450
City Area Code	234
Local Phone Number	262.3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	TKR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Document Period End Date	Nov. 04, 2026